Pension benefits - Assumptions Used in Calculation of Pension Obligations (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Rate of compensation increase at the end of year	2.25%	2.25%	2.25%
Discount rate at the end of year	1.50%	1.70%	2.30%
Prescribed pension index factor	1.20%	1.20%	2.00%
Expected return on plan assets for the year	2.90%	2.60%	2.60%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.00%	2.50%